Chilean Value Added Tax / Impuesto Al Valor Agregado ('IVA') (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Details
Chilean Value Added Tax	$ 4,640	$ 131,980